2. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details)	12 Months Ended
Dec. 31, 2013
Office Furniture and Equipment [Member]
Estimated Useful Life	5 years
Computer Equipment and Software [Member]
Estimated Useful Life	3 years